Legal Proceedings - Additional Information (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Plaintiffs	Feb. 01, 2023 GBP (£)	Feb. 01, 2023 KRW (₩)	Dec. 31, 2021 GBP (£)	Aug. 05, 2021 USD ($)
Disclosure of Legal Proceedings [line items]
Provisions for legal and other disputes | £	£ 218,000,000			£ 196,000,000
Damages Awarded to GSK | $					$ 235,510
Loss Contingency, Number of Plaintiffs | Plaintiffs	84,000
GSK Korea [member]
Disclosure of Legal Proceedings [line items]
Fine Payable		£ 45,000	₩ 70